GS Mortgage Securities Corp. ABS-15G

Exhibit 99.2 - Schedule 7

Data Compare Summary (Total)

Run Date - 10/3/2025 1:26:18 PM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
Street	0	933	0.00%	946
City	0	946	0.00%	946
State	0	946	0.00%	946
Zip	0	946	0.00%	946
Borrower First Name	0	928	0.00%	946
Borrower Last Name	0	933	0.00%	946
Borrower SSN	0	925	0.00%	946
Original Loan Amount	0	946	0.00%	946
Original Interest Rate	0	943	0.00%	946
Representative FICO	0	946	0.00%	946
Property Type	1	941	0.11%	946
Occupancy	0	941	0.00%	946
Purpose	0	946	0.00%	946
Balloon Flag	0	925	0.00%	946
Original CLTV	2	921	0.22%	946
Original LTV	2	944	0.21%	946
Prepayment Penalty Period (months)	0	926	0.00%	946
Lender	0	925	0.00%	946
Product Description	0	925	0.00%	946
Has FTHB	0	924	0.00%	946
Investor: Qualifying Total Debt Ratio	3	939	0.32%	946
Escrow Account	1	927	0.11%	946
PITIA Reserves Months	0	924	0.00%	946
Doc Type	0	314	0.00%	946
Refi Purpose	0	341	0.00%	946
Original Term	1	16	6.25%	946
Interest Only	0	8	0.00%	946
Lien Position	0	9	0.00%	946
# of Units	1	21	4.76%	946
Contract Sales Price	0	14	0.00%	946
LTV Valuation Value	0	14	0.00%	946
Universal Loan Identifier (ULI)	0	1	0.00%	946
Originator Loan Designation	0	1	0.00%	946
First Payment Date	0	5	0.00%	946
Maturity Date	10	15	66.67%	946
Amortization Type	0	16	0.00%	946
Mortgage Type	1	3	33.33%	946
Subject Debt Service Coverage Ratio	0	5	0.00%	946
Note Date	0	15	0.00%	946
Amortization Term	0	3	0.00%	946
Borrower FTHB	0	3	0.00%	946
Decision System	0	2	0.00%	946
Appraised Value	2	4	50.00%	946
Prepayment Terms	0	2	0.00%	946
Original HCLTV	0	159	0.00%	946
Margin	0	4	0.00%	946
Original P&I	0	2	0.00%	946
Interest Only Period	0	2	0.00%	946
Prepayment Penalty	0	2	0.00%	946
Original As-Is LTV	0	2	0.00%	946
Total	24	22,483	0.11%	946